Summary Prospectus July 23, 2018
Virtus Seix North Carolina Tax-Exempt Bond Fund
A: SNCIX	I: CNCFX	T: VNCTX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at virtus.com/products/prospectuses.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to:
virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated July 23, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective
The fund has an investment objective of seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 181 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 118 of the fund’s statement of additional information.
The Virtus Seix North Carolina Tax-Exempt Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix North Carolina Tax-Exempt Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I		Class T
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%		Non	e	0.25%
Other Expenses	0.50	%(a)	0.60	%(a)	0.50	%(b)
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.16%		1.11%		1.26%
Less: Fee Waivers and/or Expense Reimbursements(d)	(0.35)%		(0.45)%		(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	0.81%		0.66%		0.91%
(a)
Restated to reflect current fees and expenses.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.80% for Class A Shares, 0.65% for Class I Shares and 0.90% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$355	$600	$863	$1,615
Class I	Sold or Held	$67	$308	$568	$1,311
Class T	Sold or Held	$341	$606	$892	$1,705

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities may be located in North Carolina and any U.S. territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The fund may also invest a portion of its net assets in certain taxable debt securities.
In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest.
The subadviser tries to diversify the fund’s holdings within the State of North Carolina. The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade (BBB-/Baa3 or better) by at least one national securities rating agency or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

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Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

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Geographic Concentration Risk.  The risk that events negatively affecting the State of North Carolina will cause the value of the fund’s shares to decrease, perhaps significantly.

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Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

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Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

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Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

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Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

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Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

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Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

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Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	6.54%	Worst Quarter:	Q4/2010:	-5.20%	Year to Date (6/30/18):	-1.43%
Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	4.31%	2.50%	3.86%
Return After Taxes on Distributions	4.12%	2.17%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.60%	2.44%	3.66%
Class A
Return Before Taxes	1.29%	1.77%	3.41%
Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.46%
The Bloomberg Barclays U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
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Chris Carter, CFA,  Director and Portfolio Manager of Seix, has managed the fund since 2005.

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Dusty Self,  Managing Director and Portfolio Manager of Seix, has co-managed the fund since June 2018.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
8610	7-18
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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.